Condensed Consolidated Interim Balance Sheets (Parenthetical) - ₪ / shares	Jun. 30, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Ordinary shares, par value (NIS)	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	24,033,660	23,491,948
Ordinary shares, shares outstanding	24,033,660	23,491,948